Non-current liabilities - deferred tax	12 Months Ended
Jun. 30, 2019
Text block [abstract]
Non-current liabilities - deferred tax

Note 18. Non-current liabilities - deferred tax

	2019	2018
	A$000	A$000

Deferred tax liability associated with Licensing Agreement	3,711	4,009

Amount expected to be settled within 12 months	298	305
Amount expected to be settled after more than 12 months	3,413	3,704

	3,711	4,009